Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Past Due Financing Receivables [Table Text Block]
The following is a summary of an aging of the Company’s markers receivable by jurisdiction that may refuse to enforce such debts:

		% of total		% of total
	December 31,	markers	December 31,	markers
Jurisdiction/Aging	2014	receivable	2013	receivable
PRC
0-30 days	$12,330,410		$53,574,330
31-60 days	11,760,382		30,406,634
61-90 days	9,025,019		7,011,955
Greater than 90 days	23,337,632		2,185,997
Total	$56,453,443	30%	$93,178,916	38%

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
Additional information regarding the valuation technique and inputs used is as follows:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value
Contingent	as of	Valuation
Consideration	12/31/2014	Techniques	Unobservable Input	Range

Oriental VIP Room	$41,404,026	Forecasted Performance, 2015-June 2016	Chip Turnover Annual Growth	(40%) – (5%)

		Monte Carlo Method	Average Simulated Share Prices	$1.24- $1.29

Bao-Li Gaming	$42,291,631	Forecasted Performance, 2015	Chip Turnover Annual Growth	(20%) - (5%)

		Monte Carlo Method	Average Simulated Share Prices	$1.26- $1.31

	Fair Value
Contingent	as of	Valuation
Consideration	12/31/2013	Techniques	Unobservable Input	Range

King’s Gaming	$9,000,000	Forecasted Performance, 2014- 2020	Chip Turnover Annual Growth	1.9% - 15.0%
		Forecasted Performance, 2014- 2020	Operating Income/Chip Turnover	0.14% - 0.16%
		Monte Carlo Method	Average Simulated Share Prices	$2.08- $2.91

Oriental VIP Room	$36,528,269	Forecasted Performance, 2014-June 2016	Chip Turnover Annual Growth	(5.0)% - (30.0%)

		Monte Carlo Method	Average Simulated Share Prices	$2.67- $2.98

Bao-Li Gaming	$33,027,050	Forecasted Performance, 2014-2015	Chip Turnover Annual Growth	(5.0%) - (60.0%)

		Monte Carlo Method	Average Simulated Share Prices	$2.76- $2.90

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The calculations of earnings per share are computed as follows for the years ended December 31,:

	2014	2013	2012
Numerator:
Net (loss) income attributable to Ordinary Shareholders for basic and diluted earnings per share	$(60,077,935)	$5,387,502	$70,119,242
Denominator:
Denominator for basic (loss) earnings per share
- Weighted-average Ordinary Shares outstanding during the year	60,781,915	53,030,405	45,752,743
Effect of dilutive securities:
- Weighted-average Director shares issued/ issuable	-	167	179
- Bao Li Gaming earn out shares	-	180,000	-
Denominator for diluted (loss) earnings per share	60,781,915	53,210,572	45,752,922

Basic (loss) earnings per share	$(0.99)	$0.10	$1.53
Diluted (loss) earnings per share	$(0.99)	$0.10	$1.53

Schedule of Differences between Reported Amount and Reporting Currency Denominated Amount [Table Text Block]
Any translation adjustments resulting are not included in determining net (loss) income but are included in foreign currency translation adjustment in other comprehensive income, a component of shareholders' equity.

	December 31,	December 31,	December 31,
	2014	2013	2012
Period end HK$:US$ exchange rate	$7.75	$7.75	$7.75
Average annual HK$:US$ exchange rate	$7.75	$7.76	$7.76